Operating Segments (Details) $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments		4
Financial Information of Operating Segment [Abstract]
Net interest income		$ 35,779	$ 39,956		$ 47,303
Noninterest income		42,713	34,308		39,529
Total revenue		78,492	74,264		86,832
Provision for credit losses		(4,155)	14,129		2,687
Noninterest expense		53,831	57,630		58,178
Income before income tax expense (benefit)		28,816	2,505		25,967
Income tax expense (benefit)		5,578	(1,157)	[1]	5,761	[1]
Net income before noncontrolling interests		23,238	3,662	[2]	20,206	[2]
Less: Net income (loss) from noncontrolling interests		1,690	285		491
Wells Fargo net income		21,548	3,377	[1]	19,715	[1]
Loans (average)		864,288	941,788
Assets (average)		1,941,905	1,941,709
Deposits (average)		1,437,812	1,376,011
Loans (period-end)		895,394	887,637
Assets	[3]	1,948,068	1,952,911
Deposits (period-end)		1,482,479	1,404,381
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		(1,541)	441		2,246
Noninterest income		10,036	4,916		7,550
Total revenue		8,495	5,357		9,796
Provision for credit losses		57	(472)		138
Noninterest expense		4,387	5,716		4,983
Income before income tax expense (benefit)		4,051	113		4,675
Income tax expense (benefit)		596	(670)		900
Net income before noncontrolling interests		3,455	783		3,775
Less: Net income (loss) from noncontrolling interests		1,685	281		486
Wells Fargo net income		1,770	502		3,289
Loans (average)		9,766	19,790
Assets (average)		743,089	675,250
Deposits (average)		40,066	78,172
Loans (period-end)		9,997	10,623
Assets		721,335	728,667
Deposits (period-end)		32,220	53,037
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		(427)	(494)		(624)
Noninterest income		(1,187)	(931)		(795)
Total revenue		(1,614)	(1,425)		(1,419)
Provision for credit losses		0	0		0
Noninterest expense		0	0		0
Income before income tax expense (benefit)		(1,614)	(1,425)		(1,419)
Income tax expense (benefit)		(1,614)	(1,425)		(1,419)
Net income before noncontrolling interests		0	0		0
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income		0	0		0
Loans (average)		0	0
Assets (average)		0	0
Deposits (average)		0	0
Loans (period-end)		0	0
Assets		0	0
Deposits (period-end)		0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		22,807	23,378		25,786
Noninterest income		12,070	10,638		12,105
Total revenue		34,877	34,016		37,891
Provision for credit losses		(1,178)	5,662		2,184
Noninterest expense		24,648	26,976		26,998
Income before income tax expense (benefit)		11,407	1,378		8,709
Income tax expense (benefit)		2,852	302		2,814
Net income before noncontrolling interests		8,555	1,076		5,895
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income		8,555	1,076		5,895
Loans (average)		333,885	376,463
Assets (average)		388,208	432,042
Deposits (average)		834,739	722,085
Loans (period-end)		326,574	362,796
Assets		378,620	420,995
Deposits (period-end)		883,674	784,565
Consumer Banking and Lending [Member] | Operating Segments [Member] | Maximum [Member] | Customer concentration risk [Member] | Revenue benchmark [Member]
Segment Reporting Information [Line Items]
Revenue		5
Commercial Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		4,960	6,134		7,981
Noninterest income		3,589	3,041		3,721
Total revenue		8,549	9,175		11,702
Provision for credit losses		(1,500)	3,744		190
Noninterest expense		5,862	6,323		6,598
Income before income tax expense (benefit)		4,187	(892)		4,914
Income tax expense (benefit)		1,045	(208)		1,246
Net income before noncontrolling interests		3,142	(684)		3,668
Less: Net income (loss) from noncontrolling interests		8	5		6
Wells Fargo net income		3,134	(689)		3,662
Loans (average)		181,237	211,436
Assets (average)		198,761	226,961
Deposits (average)		197,269	178,946
Loans (period-end)		190,348	188,977
Assets		210,810	206,953
Deposits (period-end)		205,428	188,292
Corporate and Investment Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		7,410	7,509		8,008
Noninterest income		6,429	6,419		6,442
Total revenue		13,839	13,928		14,450
Provision for credit losses		(1,439)	4,946		173
Noninterest expense		7,200	7,703		7,432
Income before income tax expense (benefit)		8,078	1,279		6,845
Income tax expense (benefit)		2,019	330		1,658
Net income before noncontrolling interests		6,059	949		5,187
Less: Net income (loss) from noncontrolling interests		(3)	(1)		(1)
Wells Fargo net income		6,062	950		5,188
Loans (average)		257,036	255,324
Assets (average)		523,344	521,514
Deposits (average)		189,176	234,332
Loans (period-end)		284,374	244,456
Assets		546,549	508,518
Deposits (period-end)		168,609	203,004
Wealth and Investment Management [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		2,570	2,988		3,906
Noninterest income		11,776	10,225		10,506
Total revenue		14,346	13,213		14,412
Provision for credit losses		(95)	249		2
Noninterest expense		11,734	10,912		12,167
Income before income tax expense (benefit)		2,707	2,052		2,243
Income tax expense (benefit)		680	514		562
Net income before noncontrolling interests		2,027	1,538		1,681
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income		2,027	1,538		$ 1,681
Loans (average)		82,364	78,775
Assets (average)		88,503	85,942
Deposits (average)		176,562	162,476
Loans (period-end)		84,101	80,785
Assets		90,754	87,778
Deposits (period-end)		$ 192,548	$ 175,483

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.